BINGHAM McCUTCHEN LLP

ONE FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

February 26, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:

CGM Trust (filing relates to CGM Mutual Fund, CGM Realty

Fund and CGM Focus Fund (collectively, the “Series”))

Registration Statement on Form N-1A

(File Nos. 2-10653 and 811-82)

Ladies and Gentlemen:

On behalf of our client, CGM Trust, a Massachusetts business trust (the “Trust”), we enclose for filing Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 57 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of including the financial statements of the Series and in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on May 1, 2010.

Please call the undersigned at (617) 951-8267 with any questions relating to the Amendment.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz